CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2022
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS
5.	CASH AND CASH EQUIVALENTS

	Average yield	December 31,	December 31,
	p.a. %	2022	2021
Cash and banks(1)	4.37	8,064,193	11,720,774

Cash equivalents
Local currency
Fixed-term deposits (compromised)	103.34 of CDI	1,441,758	14,506

Foreign currency
Fixed-term deposits (2)			1,855,496
		9,505,951	13,590,776

1)	Refers mainly to investments in foreign currency under the Sweep Account modality, which is a remunerated account the balance of which is invested and made available automatically each day.
2)	Refers to Time Deposit applications, with maturity up to 90 days, which is a remunerated bank deposit with a specific maturity period and is subject to an insignificant risk of changes in value.